Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Payments under Non-Cancelable Operating Leases

Future minimum payments under non-cancelable operating leases for office rental consist of the following as of December 31, 2018:

	RMB	US$
Year ending December 31:
2019	18,433,797	2,681,085
2020	10,255,828	1,491,648
2021 and after	5,082,137	739,166

Total	33,771,762	4,911,899